UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2008
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):				[ ] is a restatement.
							[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
					Name:		Rosen Real Estate Securities, LLC
					Address:		1995 University Avenue, Ste 550
							Berkeley, CA  94704
					13F File Number:	028-12206


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Kenneth T. Rosen
Title:			Chairman
Phone:			510-549-4510

Signature,				Place, 			and Date of Signing:

		KENNETH T. ROSEN	Berkeley, California		July      , 2008



Report Type (Check only one):
				[X]	13F HOLDINGS REPORT.
				[ ]	13F NOTICE.
				[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: N/A

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		 1
Form 13F Information Table Entry Total:	39
Form 13F Information Table Value Total:	330373

List of Other Included Managers:

No. 13F File Number			Name
01	028-12480			Rosen Financial Services, LLC

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FORM 13F INFORMATION TABLE

NAME OF ISSUER	TITLE					VALUE	SHARES/SH/	PUT/	INVSTMT	OTHER	VOTING AUTH.
         			OF CLS			CUSIP		X$1000)PRN AMT	PRN	CALL	DSCRTN	MGRS	SOLE	SHARED	NONE
----------------------		--------------		-----		-------	-------	---	----	-------	-------	------	------	------
AMB PROPERTY CORP	COMMON STOCKS	00163T109	15839	314385	SH		Defined	1	314385
AVALON BAY CMNTS INC	COMMON STOCKS	53484101	20836	233692	SH		Defined	1	233692
BOSTON PROP INC	COMMON STOCKS	101121101	15166	168101	SH		Defined	1	168101
BRANDYWINE RLTY TR	COMMON STOCKS	105368203	3118	197864	SH		Defined	1	197864
BRE PROPERTIES INC	PREFERRED STOCKS	05564E502	772	37290	SH		Defined	1	37290
BRE PROP INC CL A	COMMON STOCKS	5.56E+109	12885	297718	SH		Defined	1	297718
CBL & ASSOC PROP	COMMON STOCKS	124830100	9338	408860	SH		Defined	1	408860
CORPORATE OFC PROP	COMMON STOCKS	22002T108	7220	210313	SH		Defined	1	210313
COUSINS PROP INC	PUT OPTIONS		222795106	2495	108000	SH	PUT	Defined	1	108000
DEVEL DIVERSIF REALTY	PUT OPTIONS		251591103	1423	41000	SH	PUT	Defined	1	41000
DOUGLAS EMMETT INC	COMMON STOCKS	25960P109	20592	937264	SH		Defined	1	937264
EQUITY RESI PROP	COMMON STOCKS	29476L107	10037	262265	SH		Defined	1	262265
ESSEX PROP TRUST INC	COMMON STOCKS	297178105	12033	112988	SH		Defined	1	112988
FANNIE MAE		COMMON STOCKS	313586109	6532	334812	SH		Defined	1	334812
FEDRL HOME LOAN MTG	COMMON STOCKS	313400301	1415	86287	SH		Defined	1	86287
FDRL RLT INV TR SBI NEW	COMMON STOCKS	313747206	9427	136623	SH		Defined	1	136623
GNRL GROWTH PROP INC	COMMON STOCKS	370021107	5780	165002	SH		Defined	1	165002
HCP INC			COMMON STOCKS	40414L109	8164	256637	SH		Defined	1	256637
HOST HOTLS & RSRTS INC	COMMON STOCKS	44107P104	3061	224256	SH		Defined	1	224256
ISHARES TR DJ US RE IDX	PUT OPTIONS		464287739	34297	564100	SH	PUT	Defined	1	564100
ISTAR FINANCIAL INC	PUT OPTIONS		45031U101	1281	97000	SH	PUT	Defined	1	97000
KIMCO REALTY CORP	PUT OPTIONS		49446R109	3003	87000	SH	PUT	Defined	1	87000
LENNAR CORP		COMMON STOCKS	526057104	1715	138947	SH		Defined	1	138947
LIBERTY PROPY TRUST	PUT OPTIONS		531172104	3547	107000	SH	PUT	Defined	1	107000
MACERICH CO		COMMON STOCKS	554382101	5970	96096	SH		Defined	1	96096
MISSION WEST PPTYS	COMMON STOCKS	605203108	6448	588337	SH		Defined	1	588337
PENN REAL ESTATE	COMMON STOCKS	709102107	4029	174109	SH		Defined	1	174109
POST PROPERTIES INC	COMMON STOCKS	737464107	10641	357697	SH		Defined	1	357697
PROLOGIS TR		COMMON STOCKS	743410102	18880	347373	SH		Defined	1	347373
PUBLIC STORAGE INC	PUT OPTIONS		74460D109	1858	23000	SH	PUT	Defined	1	23000
PULTE HOMES INC	COMMON STOCKS	745867101	367	38140	SH		Defined	1	38140
REALTY INCOME CORP	PUT OPTIONS		756109104	2663	117000	SH	PUT	Defined	1	117000
REGENCY CTRS CORP	PREFERRED STOCKS	758849509	431	20000	SH		Defined	1	20000
REGENCY REALTY CORP	COMMON STOCKS	758849103	10019	169477	SH		Defined	1	169477
SIMON PROP GROUP INC	COMMON STOCKS	828806109	13834	153902	SH		Defined	1	153902
SL GREEN REALTY CORP	COMMON STOCKS	78440X101	11361	137348	SH		Defined	1	137348
STARWOOD HTLS & RSRT	PUT OPTIONS		85590A401	3426	85500	SH	PUT	Defined	1	85500
TAUBMAN CENTERS INC	COMMON STOCKS	876664103	13928	286290	SH		Defined	1	286290
VORNADO REALTY TRUST	COMMON STOCKS	929042109	15408	175093	SH		Defined	1	175093
WEINGARTEN RLT INVEST	PUT OPTIONS		948741103	1134	37400	SH	PUT	Defined	1	37400


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